As filed with the Securities and Exchange Commission on March 1, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21648

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Lehman Brothers Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    FORM N-Q
                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES


                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUND
                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2005 (UNAUDITED)

                                                                          VALUE

Investment in the Institutional Liquidity Portfolio of
  the Institutional Liquidity Trust (a master portfolio
  in a "master-feeder" structure)                                  $197,024,949

     Total Investments (100%)                                      $197,024,949



                        LEHMAN BROTHERS PRIME MONEY FUND
                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2005 (UNAUDITED)

                                                                          VALUE
Investment in the Prime Portfolio of
  the Institutional Liquidity Trust (a master portfolio
  in a "master-feeder" structure)                                  $807,563,605

     Total Investments (100%)                                      $807,563,605

                                                                                                       DECEMBER 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Institutional Liquidity Portfolio
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                        RATING                           VALUE++
($000's omitted)                                                                        Moody's         S&P         ($000's omitted)

U.S. GOVERNMENT AGENCY SECURITIES (1.2%)
 16,255         Fannie Mae, Discount Notes, 4.24%, due 3/1/06                           AGY             AGY             16,146
 10,000         Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                       AGY             AGY              9,943
                                                                                                                      --------

                TOTAL US.S. GOVERNMENT AGENCY SECURITIES                                                                26,089
                                                                                                                      --------
CERTIFICATES OF DEPOSIT (9.2%)
 20,000         BNP Paribas London, Euro CD, 3.98%, due 2/15/06                         P-1             A-1+            20,000
 10,000         Canadian Imperial Bank NY, Floating Rate Yankee CD, 4.25%, due
                1/4/06                                                                  P-1             A-1              9,999 (u)
 11,000         Credit Suisse First Boston NY, Floating Rate Yankee CD, 4.30%,
                due 1/6/06                                                              P-1             A-1             11,000 (u)
 20,000         First Tennessee Bank, Floating Rate CD, 4.28%, due 2/14/06              P-1             A-1             20,000 (u)
 30,000         Natexis Banques Populaires, Floating Rate Yankee CD, 4.71%, due
                11/6/06                                                                 P-1             A-1             30,000 (u)
 15,000         Natexis Banques Populaires NY, Yankee CD, 4.16%, due 1/3/06             P-1             A-1             15,000
  5,000         Royal Bank of Scotland NY, Floating Rate Yankee CD, 4.09%, due
                1/23/06                                                                 P-1             A-1+             4,999 (u)
 25,000         Societe Generale NY, Floating Rate Yankee CD, 4.33%, due 1/31/06        P-1             A-1+            24,995 (u)
 40,000         Svenska Handelsbanken NY, Yankee CD, 4.69% & 4.76%, due 11/6/06
                & 12/18/06                                                              P-1             A-1+            40,000
 20,000         Toronto Dominion Bank, Yankee CD, 3.59%, due 2/17/06                    P-1             A-1             20,000
                                                                                                                      --------
                TOTAL CERTIFICATES OF DEPOSIT                                                                          195,993
                                                                                                                      --------
COMMERCIAL PAPER (42.1%)

 20,000         Ajax Bambino Funding, Inc., 4.37%, due 1/11/06                          P-1             A-1+            19,981
 20,000         Amstel Funding Corp., 3.91%, due 2/15/06                                P-1             A-1+            19,907  **
 30,000         Amstel Funding Corp., 4.20%, due 4/13/06                                P-1             A-1+            29,650
 20,000         Amsterdam Funding Corp., 4.24%, due 2/7/06                              P-1             A-1             19,918  **
 20,000         Atlantic Asset Securitization Corp., 4.33%, due 1/12/06                 P-1             A-1             19,978
 17,888         Atlantic Asset Securitization Corp., 4.33%, due 1/13/06                 P-1             A-1             17,867  **
 54,000         AWB Harvest Finance Ltd., 4.28% & 4.32%, due 1/20/06 & 1/30/06          P-1             A-1+            53,850
 50,000         Bank of Ireland, 4.19%, due 2/3/06                                      P-1             A-1             49,820
 50,000         Banque Generale du Luxembourg, 4.09%, due 1/18/06                       P-1             A-1+            49,915
 40,000         Barclays U.S. Funding Corp., 4.43%, due 5/30/06                         P-1             A-1+            39,277
 25,000         Beta Finance, Inc., 4.36%, due 2/28/06                                  P-1             A-1+            24,830
 35,000         Calyon NA, Inc., 4.20%, due 2/1/06                                      P-1             A-1+            34,882
 50,000         Cancara Asset Securitization Ltd., 4.20%, due 1/6/06                    P-1             A-1+            49,982  **
 24,000         CIT Group, Inc., 3.91%, due 2/6/06                                      P-1             A-1             23,911
 50,000         CRC Funding LLC, 4.20%, due 1/25/06                                     P-1             A-1+            49,872
 30,000         Crown Point Capital Co. LLC, 4.37%, due 3/8/06                          P-1             A-1             29,767
 25,000         Depfa Bank PLC, 3.90%, due 2/27/06                                      P-1             A-1+            24,851
 25,000         Grampian Funding LLC, 4.13%, due 2/22/06                                P-1             A-1+            24,857
 21,528         Ivory Funding Corp., 4.40%, due 3/15/06                                 P-1             A-1             21,341
 60,000         Jupiter Securitization Corp., 4.33%, due 1/12/06                        P-1             A-1             59,935  **
 25,000         Picaros Funding, 4.58%, due 9/8/06                                      P-1             A-1             24,211
 25,000         Scaldis Capital LLC, 4.26%, due 1/9/06                                  P-1             A-1+            24,982
 37,076         Sheffield Receivables, 4.28% & 4.30%, due 1/13/06 & 2/2/06              P-1             A-1+            36,972
 25,000         Societe Generale NA, Inc., 4.28%, due 2/2/06                            P-1             A-1+            24,911
 50,000         Solitaire Funding LLC, 4.35%, due 3/28/06                               P-1             A-1+            49,493
 20,000         UBS Finance (Delaware) LLC, 3.98%, due 2/27/06                          P-1             A-1+            19,878
 50,000         Westpac Capital Corp., 4.38%, due 4/21/06                               P-1             A-1+            49,343
                                                                                                                      --------
                TOTAL COMMERCIAL PAPER                                                                                 894,181
                                                                                                                      --------

TIME DEPOSITS (5.9%)
 63,000         Royal Bank of Canada, Grand Cayman, 4.06%, due 1/3/06                   P-1             A-1             63,000

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                       DECEMBER 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Institutional Liquidity Portfolio cont'd
----------------------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING                         VALUE++
($000's omitted)                                                                        Moody's         S&P         ($000's omitted)

 62,500         US Bank NA, Grand Cayman, 4.00%, due 1/3/06                             P-1             A-1             62,500
                                                                                                                      --------
                TOTAL TIME  DEPOSITS                                                                                   125,500
                                                                                                                      --------

CORPORATE DEBT SECURITIES (33.4%)
     5,000      American Honda Finance, Floating Rate Medium-Term Notes, 4.54%,
                due 2/6/06                                                              P-1             A-1              5,001 (u)**
    25,000      Bank of America NA, Floating Rate Bank Notes, 4.31%, due                P-1             A-1+            25,000 (u)
                1/31/06
    35,000      Bear Stearns, Floater Master Notes, 4.37%, due 3/8/06                   P-1             A-1             35,000 (u)
     5,000      Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                        P-1             A-1              5,043
    10,000      BMW US Capital LLC, Notes, 4.15%, due 6/7/06                            P-1             A-1             10,014
     9,000      Caterpillar Financial Services Corp., Senior Notes, 5.95%, due
                5/1/06                                                                  P-1             A-1              9,064
    11,680      CIT Group, Inc., Notes, 6.50%, due 2/7/06                               P-1             A-1             11,708
    14,500      CIT Group, Inc., Floating Rate Medium-Term Notes, 4.72%, due
                3/20/06                                                                 P-1             A-1             14,514 (u)
    55,000      Dorada Finance, Inc., Floating Rate Medium-Term Notes, 4.35%,
                due 1/17/06                                                             P-1             A-1+            55,002 (u)**
    20,000      EMC, Floater Master Note, 4.37%, due 6/1/06                             P-1             A-1             20,000 (u)
     7,500      General Electric Capital Corp., Floating Rate Medium-Term
                Notes, Ser. A, 4.46% & 4.50%, due 2/3/06 & 2/13/06                      P-1             A-1+             7,503 (u)
    33,081      Household Finance Corp., Notes, 6.50%, due 1/24/06                      P-1             A-1             33,137
    10,000      HSBC Finance Corp., Floating Rate Medium-Term Notes, 4.27%, due
                1/3/06                                                                  P-1             A-1             10,007 (u)
    15,000      HSBC Finance Corp., Floating Rate Notes, 4.37%, due 1/24/06             P-1             A-1             15,000 (u)
    55,000      JP Morgan, Floater Master Note, 4.29%, due 8/25/06                      P-1             A-1             55,000 (u)
    55,000      K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 4.36%
                & 4.47%, due 1/17/06 & 3/15/06                                          P-1             A-1+            55,001 (u)**
    55,000      Links Finance LLC, Floating Rate Medium-Term Notes, 4.36% &
                4.40%, due 1/30/06 & 2/27/06                                            P-1             A-1+            55,002 (u)**
    13,755      Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due
                1/26/06                                                                 P-1             A-1             13,780
    10,495      Merrill Lynch & Co., Floating Rate Euro Medium-Term Notes,
                4.73%, due 3/20/06                                                      P-1             A-1             10,506 (u)
    55,000      Morgan Stanley, Floating Rate Senior Notes, 4.28% & 4.30%, due
                1/3/06                                                                  P-1             A-1             55,000 (u)
    16,500      Nationwide Building Society, Floating Rate Senior Notes, 4.31%,
                due 1/23/06                                                             P-1             A-1             16,513 (u)**
    35,000      Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term
                Notes, 3.96%, due 2/16/06                                               P-1             A-1+            35,000 (u)**
    43,000      Tango Finance Corp., Floating Rate Medium-Term Notes, 4.32% -
                4.33%, due 1/25/06 - 1/31/06                                            P-1             A-1+            42,997 (u)**
    50,000      Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
                4.30% & 4.31%, due 1/9/06 & 1/31/06                                     P-1             A-1+            50,000 (u)
    20,000      Wal-Mart Stores, Notes, 5.59%, due 6/1/06                               P-1             A-1+            20,078
    45,000      Wells Fargo & Co., Floating Rate Notes, 4.36%, due 1/17/06              P-1             A-1+            45,004 (u)**
                                                                                                                       -------
                TOTAL CORPORATE DEBT SECURITIES                                                                        709,874
                                                                                                                       -------

ASSET-BACKED SECURITIES (1.3%)
    13,827      Capital One Auto Finance Trust, Ser. 2005-C, Class A1, 4.10%,
                due 10/15/06                                                            P-1             A-1+            13,826
     2,630      John Deere Owner Trust, Ser. 2005-A, Class A1, 3.40%, due               P-1             A-1+             2,630
                6/15/06
    11,686      RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1, 4.36%,
                due 1/12/06                                                             P-1             A-1+            11,686 (u)**
       222      Wachovia Auto Owner Trust, Ser. 2005-A, Class A1, 3.34%, due
                5/22/06                                                                 P-1             A-1+               222
                                                                                                                       -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                       DECEMBER 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Institutional Liquidity Portfolio cont'd
----------------------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING                         VALUE++
($000's omitted)                                                                        Moody's         S&P         ($000's omitted)

                  TOTAL ASSET-BACKED SECURITIES                                                                        28,364
                                                                                                                   ----------
PROMISSORY NOTES (2.8%)
    60,000       Goldman Sachs Group, 4.33%, due 1/4/06                                 P-1             A-1            60,000
                                                                                                                   ----------

REPURCHASE AGREEMENTS (3.8%)
    79,500       Morgan Stanley Repo, 4.25%, due 1/3/06                                                                79,500
                                                                                                                   ----------

                 TOTAL INVESTMENTS (99.7%)                                                                          2,119,501

                 Cash, receivables and other assets, less liabilities (0.3%)                                            7,328
                                                                                                                   ----------

                 TOTAL NET ASSETS (100.0%)                                                                         $2,126,829
                                                                                                                   ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                               DECEMBER 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Prime Portfolio
---------------------------------------

PRINCIPAL AMOUNT                                                                            RATING                   VALUE++
($000's omitted)                                                                     Moody's         S&P    ($000's omitted)


U.S. GOVERNMENT AGENCY SECURITIES (0.5%)
     10,000   Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06
                                                                                        AGY          AGY             9,943
                                                                                                              ------------
CERTIFICATES OF DEPOSIT (15.4%)

     17,500   Barclays Bank NY, Floating Rate Yankee CD, 4.31%, due 1/23/06             P-1          A-1+           17,499(u)
     30,000   BNP Paribas London, Euro CD, 3.98%, due 2/15/06                           P-1          A-1+           30,000
     25,000   Credit Suisse First Boston NY, Floating Rate Yankee CD, 4.33%,
              due 2/10/06                                                               P-1          A-1            25,003(u)
     15,000   First Tennessee Bank, Floating Rate CD, 4.28%, due 2/14/06                P-1          A-1            15,000(u)
     35,000   Natexis Banques Populaires NY, Floating Rate Yankee CD, 4.16%,
              due 1/3/06                                                                P-1          A-1            35,000(u)
     30,000   Royal Bank of Scotland NY, Floating Rate Yankee CD, 4.29%, due
              1/17/06                                                                   P-1          A-1+           29,998(u)
     30,000   Royal Bank of Scotland NY, Yankee CD, 4.31%, due 9/26/06                  P-1          A-1+           30,000
     38,200   Suntrust Bank, Floating Rate CD, 4.35%, due 2/17/06                       P-1          A-1            38,202(u)
     20,000   Svenska Handelsbanken NY, Yankee CD, 4.69%, due 11/6/06                   P-1          A-1+           20,000
     20,000   Toronto Dominion Bank, Yankee CD, 3.58% & 3.59%, due 2/10/06 &
              2/17/06                                                                   P-1          A-1            20,000
     25,000   Wells Fargo & Co., CD, 4.35%, due 1/6/06                                  P-1          A-1            25,000
                                                                                                              ------------
              TOTAL CERTIFICATES OF DEPOSIT                                                                        285,702
                                                                                                              ------------
COMMERCIAL PAPER (42.6%)
     15,000   Amstel Funding Corp., 3.91%, due 2/15/06                                  P-1          A-1+           14,930**
     30,771   Amstel Funding Corp., 3.95% & 3.96%, due 2/23/06                          P-1          A-1+           30,599
     20,000   Atlantic Asset Securitization Corp., 4.33%, due 1/18/06                   P-1          A-1            19,964
     35,000   AWB Harvest Finance Ltd., 4.29% & 4.32%, due 1/20/06 &                    P-1          A-1+           34,899
              1/30/06
     20,000   Bank of Ireland, 3.89%, due 1/17/06                                       P-1          A-1            19,970**
     35,000   Calyon NA, Inc., 4.20%, due 2/1/06                                        P-1          A-1+           34,882
     50,000   Cancara Asset Securitization Ltd., 4.20%, due 1/6/06                      P-1          A-1+           49,982**
     30,000   Charta LLC, 4.29%, due 1/18/06                                            P-1          A-1            29,946
     30,000   CRC Funding LLC, 4.20%, due 1/25/06                                       P-1          A-1+           29,923
     20,000   Crown Point Capital Co., 4.37%, due 3/8/06                                P-1          A-1            19,845
     20,000   Depfa Bank PLC, 3.90%, due 2/27/06                                        P-1          A-1+           19,881
     20,000   Dexia Delaware LLC, 4.19%, due 1/17/06                                    P-1          A-1+           19,967
     50,000   Edison Asset Securitization LLC, 4.21%, due 2/7/06                        P-1          A-1+           49,795
     25,000   Eiffel Funding LLC, 4.19%, due 1/23/06                                    P-1          A-1            24,942**
     25,000   Grampian Funding LLC, 4.43%, due 4/10/06                                  P-1          A-1+           24,702
     26,219   Ivory Funding Corp., 4.35%, due 2/15/06                                   P-1          A-1            26,083
     25,000   Morgan Stanley, 4.42%, due 1/5/06                                         P-1          A-1            24,994
     30,000   Morgan Stanley, Floater, 4.29%, due 1/3/06                                P-1          A-1            30,000(u)
     51,409   Nationwide Building Society, 4.31%, due 1/3/06                            P-1          A-1            51,409
     20,000   Rabobank USA Financial Corp., 4.43%, due 5/15/06                          P-1          A-1+           19,675
     40,000   Sheffield Receivables, 4.31%, due 1/23/06                                 P-1          A-1+           39,904**
     18,845   Sheffield Receivables, 4.52%, due 6/15/06                                 P-1          A-1+           18,460
     25,000   Societe Generale NA, Inc., 4.28%, due 2/2/06                              P-1          A-1+           24,911
     15,000   Tango Finance Corp., 4.40%, due 4/3/06                                    P-1          A-1+           14,835
     50,000   UBS Finance (Delaware) LLC, 3.94% & 3.98%, due 1/26/06 &                  P-1          A-1+           49,785
              2/27/06
     40,000   Westpac Capital Corp., 3.82% & 4.42%, due 2/10/06 & 4/21/06               P-1          A-1+           39,608
     28,091   White Pine Finance LLC, 4.19%, due 2/6/06                                 P-1          A-1+           27,980
                                                                                                              ------------
              TOTAL COMMERCIAL PAPER                                                                               791,871
                                                                                                              ------------
TIME DEPOSITS (6.1%)
     53,000       Royal Bank of Canada, Grand Cayman, 4.06%, due 1/3/06                 P-1          A-1            53,000
     10,500       Suntrust Bank, Grand Cayman, 4.00%, due 1/3/06                        P-1          A-1            10,500
     50,000       US Bank NA, Grand Cayman, 4.00%, due 1/3/06                           P-1          A-1            50,000
                                                                                                              ============

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                               DECEMBER 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Prime Portfolio cont'd
----------------------------------------------

PRINCIPAL AMOUNT                                                                            RATING                   VALUE++
($000's omitted)                                                                     Moody's         S&P    ($000's omitted)

              TOTAL TIME DEPOSITS                                                                                  113,500
                                                                                                              ------------

CORPORATE DEBT SECURITIES (31.7%)
     21,900   American Express Credit Corp., Floating Rate Senior Notes, 4.54%,
              due 1/17/06                                                               P-1          A-1            21,917(u)
     15,000   American Express Credit Corp., Floating Rate Medium-Term Senior
              Notes, Ser. B, 4.42%, due 1/30/06                                         P-1          A-1            15,003(u)
     15,000   Bank of America NA, Floating Rate Bank Notes, 4.31%, due 1/31/06          P-1          A-1+           15,000(u)
     10,074   Bank One Corp., Notes, 6.50%, due 2/1/06                                  P-1          A-1            10,092
     20,000   Bear Stearns, Floater Master Notes, 4.37%, due 3/8/06                     P-1          A-1            20,000(u)
     35,000   Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
              4.17% & 4.35%, due 1/17/06                                                P-1          A-1+           35,003**(u)
     26,470   Credit Suisse First Boston, Floating Rate Medium-Term Notes,
              4.78%, due 3/20/06                                                        P-1          A-1            26,505(u)
     30,000   Dorada Finance, Inc., Floating Rate Medium-Term Notes, 4.33%, due
              1/17/06                                                                   P-1          A-1+           30,000**(u)
     30,000   EMC, Floater Master Note, 4.37%, due 6/1/06                               P-1          A-1            30,000(u)
     51,000   General Electric Capital Corp., Floating Rate Medium-Term Notes,
              Ser. A, 4.46% & 4.50%, due 2/3/06 & 2/13/06                               P-1          A-1+           51,024(u)
      7,850   HBOS Treasury Services PLC, Floating Rate Notes, 4.15%, due
              1/12/06                                                                   P-1          A-1+            7,850**(u)
     40,000   HBOS Treasury Services PLC, Guaranteed Floating Rate Notes,
              4.39%, due 2/27/06                                                        P-1          A-1+           40,009**(u)
     55,000   K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 4.25% -
              4.36%, due 1/3/06 - 1/25/06                                               P-1          A-1+           55,002**(u)
     52,500   Links Finance LLC, Floating Rate Medium-Term Notes, 4.25% - 4.36%,
              due 1/3/06 - 1/30/06                                                      P-1          A-1+           52,499**(u)
      5,000   MBIA Global Funding LLC, Guaranteed Floating Rate Notes, 4.57%,
              due 1/30/06                                                               P-1          A-1+            5,002**(u)
     19,515   Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due 1/26/06        P-1          A-1            19,546
     20,000   Natexis Banques Populaires, Floating Rate Notes, 4.35%, due 1/17/06       P-1          A-1            20,000**(u)
     30,000   Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
              3.96% & 4.16%, due 1/16/06 & 2/16/06                                      P-1          A-1+           30,001**(u)
     37,000   Tango Finance Corp., Floating Rate Medium-Term Notes, 4.32% - 4.33%,
              due 1/25/06 - 1/31/06                                                     P-1          A-1+           36,999**(u)
      5,000   Toyota Motor Credit Corp., Medium-Term Notes, 2.80%, due 1/18/06          P-1          A-1+            4,997
     25,000   Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
              4.31%, due 3/15/06                                                        P-1          A-1+           25,000(u)
     10,000   Wal-Mart Stores, Notes, 5.59%, due 6/1/06                                 P-1          A-1+           10,041
     28,000   Wells Fargo & Co., Floating Rate Notes, 4.36%, due 1/17/06                P-1          A-1+           28,003**(u)
                                                                                                              ------------
              TOTAL CORPORATE DEBT SECURITIES                                                                      589,493
                                                                                                              ------------
ASSET-BACKED SECURITIES (1.8%)
     11,753   Capital One Auto Finance Trust, Ser. 2005-C, Class A1, 4.10%, due
              10/15/06                                                                  P-1          A-1+           11,753
     10,000   Honda Auto Receivables Trust, Ser. 2005-6, Class A1, 4.51%, due
              12/18/06                                                                  P-1          A-1            10,000
      2,630   John Deere Owner Trust, Ser. 2005-A, Class A1, 3.40%, due 6/15/06         P-1          A-1+            2,630
      9,349   RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1, 4.36%,
              due 1/12/06                                                               P-1          A-1+            9,348**(u)
        148   Wachovia Auto Owner Trust, Ser. 2005-A, Class A1, 3.34%, due 5/22/06      P-1          A-1+              148
                                                                                                              ------------
              TOTAL ASSET-BACKED SECURITIES                                                                         33,879
                                                                                                              ============
SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                               DECEMBER 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Prime Portfolio cont'd
----------------------------------------------

PRINCIPAL AMOUNT                                                                            RATING                   VALUE++
($000's omitted)                                                                     Moody's         S&P    ($000's omitted)

PROMISSORY NOTES (1.6%)
     30,000   Goldman Sachs Group, 4.33%, due 1/4/06 & 2/6/06                           P-1          A-1            30,000(u)
                                                                                                              ------------
              TOTAL INVESTMENTS (99.7%)                                                                          1,854,388

              Cash, receivables and other assets, less liabilities (0.3%)                                            6,163
                                                                                                              ------------
              TOTAL NET ASSETS (100.0%)                                                                         $1,860,551
                                                                                                              ============
SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   LEHMAN BROTHERS DECEMBER 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Institutional Liquidity Trust
--------------------------------------------------------------

++ Investment securities are valued at amortized cost, which approximates U.S. Federal income tax cost.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At December 31, 2005, these securities amounted to $488,814,000 or 23.0% of net assets for Institutional Liquidity and $499,444,000 or 26.8% of net assets for Prime.

(u)   Floating  rate  securities  are  securities   whose  yields  vary  with  a
      designated market index or market rate. These securities are shown at their current rates as of December 31, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Institutional Liquidity Series


By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 1, 2006



By: /s/ John M. McGovern
    ---------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  March 1, 2006